Related Party Notes Payable (Details Narrative)	3 Months Ended	9 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)
Interest charges	$ 45,925	$ 101,385
Notes Payable [Member]
Accrued and payable	$ 31,111	$ 31,111